STOCKHOLDERS’ EQUIT (Details Narrative)								1 Months Ended				2 Months Ended	3 Months Ended			9 Months Ended		10 Months Ended	12 Months Ended
		Nov. 05, 2022 shares	Nov. 04, 2022 USD ($) shares	Oct. 02, 2022 shares	Jun. 23, 2022 USD ($)	Apr. 15, 2021 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) shares	May 24, 2021 USD ($) shares	Apr. 15, 2021 USD ($) $ / shares shares	Dec. 25, 2020 USD ($) shares	Aug. 24, 2020 USD ($) shares	May 17, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 02, 2022 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 22, 2022 $ / shares shares	Dec. 16, 2020 $ / shares shares	Sep. 05, 2019 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Temporary equity, sharesauthorized													11,500,000		0	11,500,000	0	0
Common stock issued to initial stockholders | $	[1]																	$ 25,000
Share price | $ / shares													$ 10.00			$ 10.00
Naturalshrimp Incorporated [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																				200,000,000
Preferred stock, par or stated value per share | $ / shares																				$ 0.0001
Beneficial conversion feature | $																$ 99,000
Percentage of series E preferred shares														10.00%		10.00%
Increase series E preferred shares																130
Increase series E preferred value | $																$ 156,000
Debt instrument, redemption, percentage																15.00%
Warrants outstanding													18,573,116		18,506,429	18,573,116	18,506,429	18,506,429		18,506,429
Debt conversion, description		the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date.
Common stock, shares sold													17,175,675
Warrant liability | $													$ 892,000			$ 892,000				$ 3,923,000
Fair value of warrants | $													$ 1,155,000		$ (137,000)	$ 3,031,000	$ (137,000)			$ 1,987,000
Naturalshrimp Incorporated [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input | $ / shares													0.079			0.079				0.225
Naturalshrimp Incorporated [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input																				2.42
Naturalshrimp Incorporated [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input													0			0
Naturalshrimp Incorporated [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued to initial stockholders, shares						500,000	1,250,000	200,000	500,000	1,500,000	1,500,000								250,000
Common stock issued to initial stockholders | $						$ 195,000	$ 61,250	$ 99,600	$ 195,000	$ 616,500	$ 67,500										$ 67,500
Share price | $ / shares						$ 0.39			$ 0.39
Shares vested value				62,500									24,275
Naturalshrimp Incorporated [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input													4.11			4.11
Naturalshrimp Incorporated [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input													125.3			125.3				185.9
Naturalshrimp Incorporated [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input													4.22			4.22
Naturalshrimp Incorporated [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, measurement input													145.6			145.6				205.9
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of series E preferred shares		80.00%
Warrants outstanding		13,739,000
Common stock issued to initial stockholders, shares			64,000,000										11,306.351
Common stock issued to initial stockholders | $			$ 5,000,000
Beneficial ownership limitation			4.99%
Debt instrument, convertible, type of equity security			The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase.
Common stock, shares sold													17,175,675
Common stock, shares sold, value | $													$ 1,378,000
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares													$ 0.08			$ 0.08
Naturalshrimp Incorporated [Member] | GHS Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares													$ 0.10			$ 0.10
Naturalshrimp Incorporated [Member] | Business Agreement [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued to initial stockholders | $					$ 250,000
Naturalshrimp Incorporated [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized													5,000,000			5,000,000				5,000,000	5,000,000
Preferred stock, par or stated value per share | $ / shares																				$ 0.0001	$ 0.0001
Preferred stock, shares outstanding													5,000,000			5,000,000				5,000,000	5,000,000
Naturalshrimp Incorporated [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized													5,000			5,000				5,000	5,000			5,000
Preferred stock, par or stated value per share | $ / shares																				$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares outstanding													0			0				0	607
Naturalshrimp Incorporated [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																				20,000	20,000		20,000
Preferred stock, par or stated value per share | $ / shares																							$ 0.0001
Preferred stock, shares outstanding													0			0				0	6,050
Beneficial conversion feature | $																					$ 1,721,000
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																				10,000	10,000
Preferred stock, shares outstanding																				2,840	0
Temporary equity, sharesauthorized													10,000			10,000				10,000
Temporary equity, shares outstanding													1,670			1,670				2,840
Conversion of stock, shares converted												400				1,300
Conversion of stock, shares issued																14,458,127
Beneficial conversion feature related to the Series E Preferred Shares | $													$ 28,000			$ 113,000
Stock redemption value | $													$ 198,000			755,000
Preferred stock redemption discount | $																$ 1,114,000
Common stock issued to initial stockholders, shares									10,000
Naturalshrimp Incorporated [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Temporary equity, sharesauthorized													750,000			750,000				750,000	750,000
Temporary equity, shares outstanding													750,000			750,000				750,000	0
Naturalshrimp Incorporated [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																						750,000
Preferred stock, par or stated value per share | $ / shares																						$ 0.0001
Temporary equity, shares outstanding													750,000			750,000				750,000
Warrants outstanding													18,573,116			18,573,116
Preferred Stock [Member] | Naturalshrimp Incorporated [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized													200,000,000			200,000,000				200,000,000
Preferred stock, par or stated value per share | $ / shares													$ 0.0001			$ 0.0001				$ 0.0001
Warrant [Member] | Naturalshrimp Incorporated [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding													18,573,116			18,573,116

[1]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 7).